Segment reporting (Tables)	6 Months Ended
Jun. 30, 2019
Segment reporting
Schedule of external customers geographically location

	Revenue from
	External
	Customers
	Six Months Ended
	June 30,
(in thousands of €)	2019	2018
Netherlands	€—	€214
Denmark	128	859
Belgium	1,498	—
Switzerland	15,310	527
United States	—	—
Luxembourg	26,596	16,310
Total	€43,532	€17,910